EXHIBIT 99.1

John Deere Owner Trust 2015-B
Statement to Noteholders

$228,000,000 Class A-1 0.40000% Asset Backed Notes due September 15, 2016
$245,000,000 Class A-2 0.98000% Asset Backed Notes due June 15, 2018
$203,000,000 Class A-3 1.44000% Asset Backed Notes due October 15, 2019
$75,000,000 Class A-4 1.78000% Asset Backed Notes due June 15, 2022
$19,260,178 Asset Backed Certificates

Payment Date:				16-Nov-15

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$189,258,976.64
		(ii)	A-1 Note Pool Factor:	0.8300832

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$245,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$203,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$29,591,104.77
		per $1,000 original principal amount:		$129.79

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$29,591,104.77

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$67,292.08
			per $1,000 original principal amount:	$0.30

		(ii)	Class A-2 Notes:	$200,083.33
			per $1,000 original principal amount:	$0.82

		(iii)	Class A-3 Notes:	$243,600.00
			per $1,000 original principal amount:	$1.20

		(iv)	Class A-4 Notes:	$111,250.00
			per $1,000 original principal amount:	$1.48

		(v)	Total:	$622,225.41

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$743,694,428.08
		(ii)	at end of related Collection Period:	$713,235,689.81

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$731,519,154.96
		(ii)	at end of related Collection Period:	$701,928,050.19

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$159,667,871.87
		(ii)	A-1 Note Pool Factor:	0.7002977

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$245,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$203,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$19,260,178.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$619,745.36
	per $1,000 original principal amount:			$0.79
	(a)	Amount of Servicing Fee earned:		$619,745.36
	(b)	Amount of Servicing Fee paid:		$619,745.36
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$7,702,602.00
	(ii)	Specified Reserve Account Balance:		$7,702,602.00

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,235,509.31
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.73%

(10)	(i)	Aggregate amount of net losses for the collection period:		$(12,523.71)
	(ii)	Cumulative amount of net losses:		$6,210.91
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,206,189.67
		(ii)	% of Pool Balance:	0.16%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%